Note 18 - Commitments and Contingencies - Financial Instruments With Off-balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments to originate, fund or purchase loans	$ 195,141	$ 180,330
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	7,770	20,283
Multi Family [Member]
Commitments to originate, fund or purchase loans	3,791	1,150
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	2,939	821
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	0	1,342
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	66,504	38,990
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	106,125	113,435
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	8,012	4,309
Forward Commitments [Member]
Forward commitments	$ 12,340	$ 24,746